Annual Total Returns [BarChart] - AZL Russell 1000 Growth Index Fund - AZL Russell 1000 Growth Index Fund Class 2	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	1.92%
Annual Return 2012	14.40%
Annual Return 2013	32.48%
Annual Return 2014	12.21%
Annual Return 2015	4.86%
Annual Return 2016	6.43%
Annual Return 2017	28.89%
Annual Return 2018	(2.14%)
Annual Return 2019	35.28%
Annual Return 2020	38.58%